Fees Summary	Aug. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,367,000
Previously Paid Amount	0.00
Total Fee Amount	201.77
Total Offset Amount	0.00
Net Fee	201.77
Narrative - Max Aggregate Offering Price	$ 1,367,000
Final Prospectus	true